PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Prepaid rental expenses			¥ 15,290	¥ 50,854
Interest receivable from time deposits			2,206	2,754
Prepaid deposits	[1]		26,913	24,337
Prepaid advertising expenses			8,878	17,967
Prepaid value-added tax			28,545	18,777
Loans made to employees	[2]		17,947	37,586
Professional fee			13,859	10,020
Inventory			5,325	1,774
Others			13,576	7,397
Total prepaid expenses and other current assets		$ 19,038	¥ 132,539	¥ 171,466

[1]	It mainly included prepaid advertising deposits.
[2]	The Company provides short-term interest-free loans to employees for their purchase of residence or other personal needs.